Bank borrowings - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Non-Current Amount	$ 5,277	$ 144,388
Current Amount	102,330	14,611
Principal amount - Gross	5,277	144,388
Total	107,607	158,999
Amount due for settlement after 12 months	5,277	144,388
Credit facilities
Borrowings [abstract]
Principal amount	100,000	100,000
Non-Current Amount		45,449
Current Amount	27,237	12,600
Principal amount - Gross	31,155	62,835
Unamortised issuance costs	(3,918)	(4,786)
Total	27,237	58,049
Amount due for settlement within 12 months	27,237	12,600
Amount due for settlement after 12 months		45,449
Receivable Factoring Facility
Borrowings [abstract]
Principal amount	73,626
Current Amount	74,844
Total	74,844
Other
Borrowings [abstract]
Principal amount		150,000
Non-Current Amount	5,277	98,939
Current Amount	249	2,011
Total	5,526	100,950
Amount due for settlement after 12 months	$ 5,277	$ 98,939